SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF PROFIT AND LOSS (Schedule of Additional Information about Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of major customers [line items]
Additional information about revenues	$ 114,469	$ 102,825	$ 77,494
Revenues from major customers each of whom amount to 10% or more, of total revenues [Member]
Disclosure of major customers [line items]
Additional information about revenues	75,567	60,383	50,676
Customer A [Member]
Disclosure of major customers [line items]
Additional information about revenues	63,788	60,383	40,451
Customer B [Member]
Disclosure of major customers [line items]
Additional information about revenues			10,225
Customer C [Member]
Disclosure of major customers [line items]
Additional information about revenues	$ 11,779